PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 1,940.2
Balance, end of the year	2,436.1	$ 1,940.2
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	4,431.7	4,226.2
Additions	294.6	232.3
Changes in asset retirement obligations	30.1	4.6
Disposals	(84.1)	(31.4)
Transfers within Property, plant and equipment	0.0	0.0
Transfers from Exploration and evaluation assets1	482.3
Balance, end of the year	5,154.6	4,431.7
Gross carrying amount | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	7.1	2.8
Additions	41.0	20.9
Changes in asset retirement obligations	0.0	0.0
Disposals	0.0	0.0
Transfers within Property, plant and equipment	(15.3)	(16.6)
Transfers from Exploration and evaluation assets1	482.3
Balance, end of the year	515.1	7.1
Gross carrying amount | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2,486.1	2,336.5
Additions	162.1	128.3
Changes in asset retirement obligations	30.1	4.6
Disposals	(0.3)	(0.2)
Transfers within Property, plant and equipment	41.3	16.9
Transfers from Exploration and evaluation assets1	0.0
Balance, end of the year	2,719.3	2,486.1
Gross carrying amount | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,938.5	1,886.9
Additions	91.5	83.1
Changes in asset retirement obligations	0.0	0.0
Disposals	(83.8)	(31.2)
Transfers within Property, plant and equipment	(26.0)	(0.3)
Transfers from Exploration and evaluation assets1	0.0
Balance, end of the year	$ 1,920.2	$ 1,938.5